Commitment and contingencies - Purchase Obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
First Year	$ 1,545,571
Vessels shipbuilding contract (Member)
First Year	365,795
Second Year	146,120
Third Year	0
Total	511,915
Drillship Shipbuilding contract (Member)
First Year	1,179,776
Second Year	0
Third Year	387,100
Total	1,566,876
Total Obligations (Member)
First Year	1,545,571
Second Year	146,120
Third Year	387,100
Total	$ 2,078,791